Closed Store Reserves - Summary of Closed Store Reserve Activity (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Restructuring And Related Activities [Abstract]
Beginning balance	$ 5,243	$ 5,427	$ 78
Additions	363	4,343	6,188
Usage	(1,348)	(1,645)	(120)
Adjustments	617	(2,882)	(719)
Ending balance	$ 4,875	$ 5,243	$ 5,427